FCF International Quality ETF
Schedule of Investments
October 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.6%
Communications - 6.0%
AfreecaTV Co., Ltd.	3,441	$192,287
America Movil SAB de CV - Class L - ADR (e)	4	75
Auto Trader Group PLC (b)	32,134	192,217
Kakaku.com, Inc.	20,280	343,831
KDDI Corp.	10,906	322,350
MTN Group, Ltd.	30,530	215,802
MultiChoice Group	44,581	291,313
NetEase, Inc. - ADR	5,250	292,005
Telenor ASA	29,578	268,861
Telstra Group, Ltd.	101,114	253,537
		2,372,278
Consumer Discretionary - 10.9%
ANTA Sports Products, Ltd.	22,282	195,863
Bunzl PLC	10,447	340,370
BYD Co. Ltd. - Class H	20,078	449,409
Geberit AG - Reg Shares	566	251,700
Hennes & Mauritz AB - Class B	29,057	292,644
Hermes International	237	306,939
Howden Joinery Group PLC	35,193	207,447
JD Sports Fashion PLC	229,319	256,251
La Francaise des Jeux SAEM (b)	6,585	214,752
Lululemon Athletica, Inc. (a)(e)	2	658
LVMH Moet Hennessy Louis Vuitton SE	1,075	678,854
Mercedes-Benz Group AG	4,870	282,029
Next PLC	2,000	113,052
Pinduoduo, Inc. - ADR (a)(e)	4,767	261,375
Topsports International Holdings, Ltd. (b)	162,496	81,976
Yadea Group Holdings, Ltd. (b)	98,400	150,176
ZOZO, Inc.	11,593	246,759
		4,330,254
Consumer Staples - 11.0%
Chongqing Brewery Co., Ltd. - Class A	16,166	193,631
Coles Group, Ltd.	38,555	402,727
Diageo PLC	5,000	206,310
Dollarama, Inc.	8,632	512,908
Imperial Brands PLC	12,989	316,387
Jeronimo Martins SGPS SA	14,730	305,404
Kesko Oyj - Class B	13,761	267,906
Kweichow Moutai Co., Ltd. - Class A	1,482	274,121
Loblaw Cos., Ltd.	3,839	314,537
L'Oreal SA	1,163	365,603
Nongfu Spring Co., Ltd. - Class H (b)	45,474	228,539
President Chain Store Corp.	32,000	266,149
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	7,300	232,425
Unilever PLC	10,324	470,564
		4,357,211
Energy - 6.3%
Aker BP ASA	12,152	387,372
Canadian Natural Resources, Ltd.	5,474	328,315
Equinor ASA - ADR	16,510	598,983
Imperial Oil, Ltd.	6,527	355,060
OMV AG	6,181	284,894
Petroleo Brasileiro SA - ADR (e)	36,420	466,904
Woodside Energy Group, Ltd.	3,715	85,500
		2,507,028
Financials - 14.4%
Admiral Group PLC	7,783	180,029
China Merchants Bank Co., Ltd. - Class H	18,616	61,186
Commonwealth Bank of Australia	8,717	583,680
Deutsche Boerse AG	2,297	373,757
East Money Information Co., Ltd. - Class A	81,500	174,309
FinecoBank Banca Fineco SpA	21,221	286,053
Gjensidige Forsikring ASA	12,938	236,330
Hargreaves Lansdown PLC	19,459	170,313
Hong Kong Exchanges & Clearing, Ltd.	10,720	285,424
Japan Exchange Group, Inc.	11,514	151,267
Meritz Fire & Marine Insurance Co., Ltd.	7,742	170,933
Nihon M&A Center Holdings, Inc.	9,092	102,908
Partners Group Holding AG	490	440,112
Ping An Insurance Group Co. of China, Ltd. - Class H	17,846	71,387
Royal Bank of Canada (e)	8,668	801,530
Singapore Exchange, Ltd.	46,494	276,547
St James's Place PLC	20,739	253,295
Toronto-Dominion Bank	9,297	595,005
Wisdom Marine Lines Co., Ltd.	96,000	155,817
Zurich Insurance Group AG	822	350,767
		5,720,649
Health Care - 8.1%
Amplifon SpA	10,720	266,334
Astellas Pharma, Inc.	19,928	274,270
Medibank Pvt, Ltd.	121,402	218,211
Novo Nordisk A/S - Class B	11,317	1,230,340
Roche Holding AG	2,742	910,623
Sonic Healthcare, Ltd.	15,418	323,183
		3,222,961
Industrials - 11.4%
AP Moller - Maersk A/S - Class A	277	554,419
Atlas Copco AB - Class A	35,337	377,783
COSCO SHIPPING Holdings Co., Ltd. - Class H	244,123	263,416
Dassault Aviation SA	2,039	303,062
Deutsche Post AG - Reg Shares	7,816	277,375
Epiroc AB - Class A (a)	7,307	111,876
Evergreen Marine Corp. Taiwan, Ltd.	31,600	134,844
GEA Group AG	6,865	240,166
Intertek Group PLC	5,514	231,060
Kone Oyj - Class B	8,212	336,388
Kuehne + Nagel International AG - Reg Shares	1,534	326,914
Orient Overseas International, Ltd.	9,136	133,496
Recruit Holdings Co., Ltd.	11,760	363,014
Schindler Holding AG	1,207	196,777
SGS SA - Reg Shares	152	335,315
Sitios Latinoamerica SAB de CV (a)	4	1
Wan Hai Lines, Ltd.	62,100	130,473
Yang Ming Marine Transport Corp.	94,800	177,111
		4,493,490
Materials - 7.7%
BHP Group, Ltd.	20,907	499,623
Evraz PLC (c)	49,526	45,943
Exxaro Resources, Ltd.	18,701	208,219
Fortescue Metals Group, Ltd.	21,613	203,225
James Hardie Industries PLC	1,720	37,407
Kumba Iron Ore, Ltd.	11,798	222,225
OCI NV	8,380	320,661
Rio Tinto, Ltd.	3,284	185,274
Shaanxi Coal Industry Co., Ltd. - Class A	162,900	443,262
Sibanye Stillwater, Ltd.	92,988	218,337
West Fraser Timber Co., Ltd.	6,828	512,670
Xinyi Glass Holdings, Ltd.	123,264	158,601
		3,055,447
Real Estate - 0.6%
Daito Trust Construction Co., Ltd.	2,311	228,621
Technology - 18.5%
Accenture PLC - Class A	1,365	387,523
ASML Holding NV	1,694	800,217
Atlassian Corp. - Class A (a)	2,653	537,843
AUO Corp.	457,600	240,001
CGI, Inc. (a)	3,378	272,105
Check Point Software Technologies, Ltd. (a)	3,308	427,493
Constellation Software, Inc.	389	562,475
eMemory Technology, Inc.	5,000	166,809
Experian PLC	11,040	351,208
Globalwafers Co., Ltd.	18,000	200,264
Infosys, Ltd. - ADR	9,395	175,968
Lenovo Group, Ltd.	329,470	263,588
LX Semicon Co., Ltd.	2,795	162,663
Nomura Research Institute, Ltd.	10,003	222,334
Nuvoton Technology Corp.	54,000	171,774
Realtek Semiconductor Corp.	19,627	155,323
RELX PLC	25,437	682,898
Telefonaktiebolaget LM Ericsson - Class B	25,863	143,824
Temenos AG - Reg Shares	3,480	207,476
Trend Micro, Inc.	9,471	478,343
Unimicron Technology Corp.	63,000	243,417
Wolters Kluwer NV	4,442	472,123
		7,325,669
Utilities - 0.7%
Elia Group SA/NV	2,247	284,014
TOTAL COMMON STOCKS (Cost $50,361,370)		37,897,622

PREFERRED STOCK - 0.8%
Utilities - 0.8%
Cia Energetica de Minas Gerais - ADR	142,068	311,129
TOTAL PREFERRED STOCK (Cost $275,317)		311,129

REITs - 1.2%
Real Estate - 1.2%
Goodman Group	29,475	320,513
Segro PLC	19,910	179,238
TOTAL REITs (Cost $746,393)		499,751

MONEY MARKET FUND - 0.5%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 2.87% (d)	210,063	210,063
TOTAL MONEY MARKET FUND (Cost $210,063)		210,063

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.8%
Investment Company - 3.8%
Mount Vernon Liquid Asset Portfolio, LLC, 3.24% (d)	1,497,907	1,497,907
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,497,907)		1,497,907

Total Investments (Cost $53,091,050) - 101.9%		40,416,472
Liabilities in Excess of Other Assets - (1.9)%		(768,799)
TOTAL NET ASSETS - 100.0%		$39,647,673

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Non-income producing security.
(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines.  At October 31, 2022, the value of these securities amounted to $867,660 or 2.19% of net assets.

(c) Value determined using significant unobservable inputs.
(d) Rate disclosed is the seven day annualized yield as of October 31, 2022.
(e) All or a portion of this security was out on loan at October 31, 2022. Total loaned securities had a market value of $1,453,613 as of October 31, 2022.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by
Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF International Quality ETF
Summary of Fair Value Disclosure at October 31, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2022:

FCF International Quality ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,754,960	$-	$-	$2,754,960
Austria	284,894	-	-	284,894
Belgium	284,014	-	-	284,014
Brazil	466,904	-	-	466,904
Canada	4,255,263	-	-	4,255,263
China	3,636,668	-	-	3,636,668
Denmark	1,784,759	-	-	1,784,759
Finland	604,294	-	-	604,294
France	1,869,210	-	-	1,869,210
Germany	1,173,327	-	-	1,173,327
Hong Kong	577,521	-	-	577,521
India	175,968	-	-	175,968
Ireland	776,138	-	-	776,138
Israel	427,493	-	-	427,493
Italy	552,387	-	-	552,387
Japan	2,733,697	-	-	2,733,697
Mexico	76	-	-	76
Netherlands	1,593,001	-	-	1,593,001
Norway	1,491,546	-	-	1,491,546
Portugal	305,404	-	-	305,404
Singapore	276,547	-	-	276,547
South Africa	1,155,896	-	-	1,155,896
South Korea	525,883	-	-	525,883
Sweden	926,127	-	-	926,127
Switzerland	3,019,684	-	-	3,019,684
Taiwan	2,041,982	-	-	2,041,982
United Kingdom	3,620,193	-	45,943	3,666,136
United States	537,843	-	-	537,843
Total Common Stocks	37,851,679	-	45,943	37,897,622
Preferred Stock
Brazil	311,129	-	-	311,129
Total Preferred Stock	311,129	-	-	311,129
REITs
Australia	320,513	-	-	320,513
United Kingdom	179,238	-	-	179,238
Total REITs	499,751	-	-	499,751
Money Market Fund	210,063	-	-	210,063
Investment Purchased with the Cash Proceeds From Securities Lending	1,497,907	-	-	1,497,907
Total Investments	$40,370,529	$-	$45,943	$40,416,472

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.

Level 3 Reconciliation Disclosure
		Common Stocks
Balance as of July 31, 2022		$151,676
Change in unrealized appreciation/(depreciation)		(105,733)
Balance as of October 31, 2022		$45,943

Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at October 31, 2022		$(105,733)

The Level 3 investments as of October 31, 2022 represented 0.1% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.